Private Placement Warrants (Tables)	6 Months Ended
Dec. 31, 2025
Private Placement Warrants [Abstract]
Schedule of Warrants	The Warrants are structured in two tranches:
Tranche	Number of Warrants	Exercise Price	Expiration Date
Tranche 1	10,000,000	$4.16 per share	October 18, 2030
Tranche 2	10,000,000	$5.20 per share	October 18, 2030

Schedule of Private Placement Warrant activity	The following table summarizes Private Placement Warrant activity for the periods presented:
	Number of warrants	Weighted average Exercise Price US$

Outstanding at June 30, 2025	—	—
Issued	20,000,000	4.68
Exercised	—	—
Forfeited/Cancelled	—	—
Expired	—	—
Outstanding, December 31, 2025	20,000,000	4.68